Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents
Cash and Cash Equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2010 and 2011 comprised the following:

	2010	2011
	Millions of yen
Cash	¥701,481	¥875,463
Commercial paper	20,000	199,977
Time deposits, certificates of deposit and other	189,581	359,718

Total	¥911,062	¥1,435,158

Commercial paper and other deposits are stated at amounts, which approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.